Contingencies - Sales Recourse Obligations Reserve Activities (Details) (10-Q) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finance Receivables Reserve For Sales Recourse Obligations Roll Forward
Balance at beginning of period	$ 15	$ 18	$ 15	$ 24	$ 24	$ 5	$ 5
Recourse losses	0	0	0	(5)	(2)	0	0
Provision for recourse obligations, net of recoveries	(1)	0	(1)	(1)	7	(19)	0
Balance at end of period	$ 14	$ 18	$ 14	$ 18	$ 15	$ 24	$ 5